Shareholders’ Equity (Deficit) (Details) - Schedule of stock options outstanding - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock options outstanding [Abstract]
Number Outstanding beginning balance	3,456,250	3,111,750	3,111,750	3,269,250
Weighted Average Exercise Price Outstanding beginning balance	$ 0.2	$ 0.2	$ 0.2	$ 0.21
Weighted Average Remaining Contractual Term (Yrs.) Outstanding beginning balance				7 years 8 months 12 days
Aggregate Intrinsic Value Outstanding beginning balance	$ 873,096	$ 40,783	$ 40,783	$ 74,320
Number Granted during the period	157,454	87,500	580,000	60,000
Weighted Average Exercise Price Granted during the period			$ 0.33	$ 0.09
Number Exercised during the period	(12,500)	(12,500)	(145,500)
Weighted Average Exercise Price Exercised during the period	$ (0.26)	$ (0.25)	$ (0.11)
Number Forfeited during the period	(104,954)		(90,000)	(217,500)
Weighted Average Exercise Price Forfeited during the period	$ (0.35)	$ (0.16)	$ (0.19)	$ (0.26)
Number Outstanding ending balance			3,456,250	3,111,750
Weighted Average Exercise Price Outstanding ending balance			$ 0.2	$ 0.2
Weighted Average Remaining Contractual Term (Yrs.) ending balance			6 years 6 months	6 years 8 months 12 days
Aggregate Intrinsic Value Outstanding ending balance			$ 873,096	$ 40,783
Number Exercisable			2,597,500
Weighted Average Exercise Price Exercisable			$ 0.2
Weighted Average Remaining Contractual Term (Yrs.) Exercisable			6 years 1 month 6 days
Aggregate Intrinsic Value Exercisable			$ 710,548